RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2019
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS

24.     RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS

The Group’s lease contracts largely relate to leases of cellular sites (i.e. land, space in cell towers or rooftop surface areas), network infrastructure, and retail stores as well as buildings used for administrative or technical purposes.

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease aggreements (including sub-lease and lease of intangible assets), which conveys the right to control the use of identified assets for a period of time in exchange for consideration, except for short-term leases (with a lease term of 12 months or less). For these leases, the Group recognizes the lease payments as operating expenses over the term of the lease. When identifying the lease, the Group uses practical expedient of IFRS 16 permitting the lessee not to separate the non-lease components of the contract and, instead, to account for any lease and associated non-lease components as a single arrangements.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate of the Group. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group debt instruments in relation to the zero-coupon yield curve for government securities. The lease payments include fixed payments, variable payments that depend on index or rate, amounts expected to be paid under residual value guarantee, the execise price under a purchase option the Group is reasonably certain to exercise as well as early termination fees unless the Group is reasonably certain not to terminate earlier. Variable payments that depend on external factors (such as sale volume of a particular retail store) are expensed as incurred.

Lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use assets, or is recorded in profit or loss if the carrying amount of right-of-use asset had been reduced to zero.

Right-of-use assets are initially measured at cost, which is the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset less any lease incentives received.

Right-of-use assets are subsequently amortized on a straight-line basis over the expected lease term. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal or termination options. When assessing the lease term, the Group considers all facts and circumstances that create an economic incentive for the Group to exercise the option to extend the lease, such as useful life of the asset located on the leased site, sites replacement statistics, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts.

The table below summarises the estimated terms, over which the right-of-use assets are amortized:

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4 – 5 years

The following table presents a summary of net book value of rights-of-use assets:

	December 31,
	2019	2018
Sites for placement of network and base station equipment	93,694	92,500
Land and buildings	45,020	53,792
Vehicles and other	103	1,210
Exclusive rights for trademarks	—	1,505
Rights-of-use assets, net	138,817	149,007

Depreciation of the rights-of-use assets for the years ended December 31, 2019 and 2018 included in depreciation and amortization expense  in the accompanying consolidated statement of profit or loss was as follows, whereas RUB 1,644 and RUB 1,388 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss:

	2019	2018
Sites for network and base station equipment	6,900	7,784
Land and buildings	11,968	10,955
Vehicles and other	404	135
Exclusive rights for trademarks	693	694
Depreciation charge, total	19,965	19,568

Additions to the assets leased during the years ended December 31, 2019 and 2018 amounted to RUB 20,436 and RUB 22,572 million.

Interest expense accrued on lease obligations for the years ended December 31, 2019 and 2018 in the amount of RUB 13,416 and RUB 12,852 million, respectively, were included in finance costs, whereas RUB 1,246 and RUB 1,066 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss.

For the years ended December 31, 2019 and 2018, expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases amounted to:

	2019	2018

Variable lease payments	691	209
Short-term leases	203	173

Total	894	382

The following table presents future minimum lease payments under lease arrangements together with the present value of the net minimum lease payments as at December 31, 2019 and 2018:

	December 31,
	2019	2018
Minimum lease payments, including:
Current portion (less than 1 year)	27,650	30,220
More than 1 to 5 years	100,005	107,403
Over 5 years	106,411	116,420
Total minimum lease payments	234,066	254,043
Less amount representing interest	(78,758)	(93,491)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	15,228	15,812
More than 1 to 5 years	63,016	62,468
Over 5 years	77,064	82,272
Total present value of net minimum lease payments	155,308	160,552
Less current portion of lease obligations	(15,228)	(15,812)
Non-current portion of lease obligations	140,080	144,740

Total cash outflows for leases for the year ended December 31, 2019 and 2018 totaled to RUB 30,714 and RUB 27,643 million, of which RUB 14,666 and RUB 13,684 million was included in interest paid.

A minor part of the Group’s lease contracts for retail stores include variable payments that depend on sales volume of the respective store.

The Group’s lease contracts include typical restrictions and covenants common for local business practice, such as the responsibility of the Group for regular maintenance and repair of the lease assets and their insurance, redesign and conduction of permanent improvements only with the consent of the lessor, and use of the leased asset in accordance with current legislation.